Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Capitalized copyrights, cost	$ 10,084	$ 10,193
Less: accumulated amortization	(3,234)	(2,760)
Intangible assets, net	$ 6,850	$ 7,433